Item 1. Schedule of Investments


 T. Rowe Price Real Estate Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.0%
 REAL ESTATE  98.3%
 Apartment/ Residential  17.9%
 Archstone-Smith Trust, REIT                           491,000       15,535

 Avalonbay Communities, REIT                           216,000       13,008

 Camden Property Trust, REIT                           258,000       11,920

 Equity Residential, REIT                              538,000       16,678

 Essex Property Trust, REIT                            158,000       11,352

 Gables Residential Trust, REIT                        92,000        3,142

 United Dominion Realty Trust, REIT                    523,000       10,371

                                                                     82,006

 Diversified  5.8%
 Cousins Properties, REIT                              185,000       6,347

 Vornado Realty Trust, REIT                            322,000       20,183

                                                                     26,530

 Industrial  10.0%
 AMB Property, REIT                                    376,000       13,919

 Centerpoint Properties, REIT                          120,000       5,230

 EastGroup Properties, REIT                            319,000       10,591

 ProLogis, REIT                                        452,000       15,928

                                                                     45,668

 Lodging & Leisure  8.9%
 Hilton                                                250,000       4,710

 Host Marriott, REIT *                                 459,000       6,440

 LaSalle Hotel Properties, REIT                        185,000       5,106

 Marriott, Class A                                     111,000       5,767

 Starwood Hotels & Resorts Worldwide, Class B          291,000       13,508

 Strategic Hotel Capital, REIT                         403,000       5,449

                                                                     40,980

 Manufactured Housing  1.7%
 Sun Communities, REIT                                 197,000       7,720

                                                                     7,720

 Office  19.1%
 Arden Realty, REIT                                    237,000       7,721

 Boston Properties, REIT                               339,000       18,777

 CarrAmerica Realty, REIT                              402,000       13,145

 Equity Office Properties, REIT                        536,000       14,606

 Mack-Cali Realty, REIT                                125,000       5,538

 Maguire Properties, REIT                              200,000       4,862

 Reckson Associates Realty, REIT                       313,000       8,999

 SL Green Realty, REIT                                 270,000       13,989

                                                                     87,637

 Office & Industrial  3.8%
 Duke Realty, REIT                                     316,000       10,491

 Kilroy Realty, REIT                                   178,000       6,770

                                                                     17,261

 Other Real Estate  1.5%
 Catellus Development, REIT                            138,000       3,658

 St. Joe                                               67,000        3,201

                                                                     6,859

 Regional Mall  12.0%
 CBL & Associates Properties, REIT                     132,000       8,045

 General Growth Properties, REIT                       378,000       11,718

 Macerich Company, REIT                                120,000       6,395

 Mills, REIT                                           125,000       6,484

 Simon Property Group, REIT                            414,000       22,202

                                                                     54,844

 Self Storage  1.8%
 Public Storage, REIT                                  166,000       8,225

                                                                     8,225

 Shopping Center  15.8%
 Developers Diversified Realty, REIT                   242,000       9,474

 Federal Realty Investment Trust, REIT                 147,000       6,468

 Kimco Realty, REIT                                    233,000       11,953

 New Plan Excel Realty, REIT                           360,000       9,000

 Pan Pacific Retail Properties, REIT                   175,000       9,468

 Regency Centers, REIT                                 288,000       13,389

 Weingarten Realty Investors, REIT                     378,000       12,478

                                                                     72,230

 Total Real Estate                                                   449,960

 Total Miscellaneous Common Stocks  8  0.7%                          3,153

 Total Common Stocks (Cost  $361,600)                                453,113

 SHORT-TERM INVESTMENTS  1.3%
 Money Market Fund  1.3%
 T. Rowe Price Reserve Investment Fund, 1.68% #        5,979,536     5,980

 Total Short-Term Investments (Cost  $5,980)                         5,980

 Total Investments in Securities
 100.3% of Net Assets (Cost $367,580)                  $             459,093


 (1)  Denominated in U.S. dollars unless otherwise noted # Seven-day yield
 *    Non-income producing
 8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 REIT Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Real Estate Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $367,580,000. Net unrealized gain aggregated $91,513,000 at period-end, of which $91,741,000 related to appreciated investments and $228,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                    SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004